Derivatives - Sales and Trading Revenue (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Trading Activity, Gains and Losses, Net [Line Items]
Sales and Trading Revenue	$ 6,309	$ 7,056	$ 5,870
Brokerage commissions and asset management fee revenue | Legacy Assets & Servicing
Trading Activity, Gains and Losses, Net [Line Items]
Sales and Trading Revenue	2,200	2,000	1,800
Trading Securities
Trading Activity, Gains and Losses, Net [Line Items]
Sales and Trading Revenue	12,740	12,231	6,492
Trading Securities | Trading Account Profits
Trading Activity, Gains and Losses, Net [Line Items]
Sales and Trading Revenue	5,997	6,734	5,706
Trading Securities | Net Interest Income
Trading Activity, Gains and Losses, Net [Line Items]
Sales and Trading Revenue	3,470	3,711	3,081
Trading Securities | Other
Trading Activity, Gains and Losses, Net [Line Items]
Sales and Trading Revenue	3,273	1,786	(2,295)
Trading Securities | Interest rate risk
Trading Activity, Gains and Losses, Net [Line Items]
Sales and Trading Revenue	2,484	1,891	(1,840)
Trading Securities | Interest rate risk | Trading Account Profits
Trading Activity, Gains and Losses, Net [Line Items]
Sales and Trading Revenue	952	1,120	(2,875)
Trading Securities | Interest rate risk | Net Interest Income
Trading Activity, Gains and Losses, Net [Line Items]
Sales and Trading Revenue	1,169	1,104	1,039
Trading Securities | Interest rate risk | Other
Trading Activity, Gains and Losses, Net [Line Items]
Sales and Trading Revenue	363	(333)	(4)
Trading Securities | Foreign exchange risk
Trading Activity, Gains and Losses, Net [Line Items]
Sales and Trading Revenue	1,057	1,072	919
Trading Securities | Foreign exchange risk | Trading Account Profits
Trading Activity, Gains and Losses, Net [Line Items]
Sales and Trading Revenue	1,177	1,170	909
Trading Securities | Foreign exchange risk | Net Interest Income
Trading Activity, Gains and Losses, Net [Line Items]
Sales and Trading Revenue	8	5	5
Trading Securities | Foreign exchange risk | Other
Trading Activity, Gains and Losses, Net [Line Items]
Sales and Trading Revenue	(128)	(103)	5
Trading Securities | Equity risk
Trading Activity, Gains and Losses, Net [Line Items]
Sales and Trading Revenue	4,202	4,180	2,093
Trading Securities | Equity risk | Trading Account Profits
Trading Activity, Gains and Losses, Net [Line Items]
Sales and Trading Revenue	1,954	1,994	259
Trading Securities | Equity risk | Net Interest Income
Trading Activity, Gains and Losses, Net [Line Items]
Sales and Trading Revenue	(70)	111	(57)
Trading Securities | Equity risk | Other
Trading Activity, Gains and Losses, Net [Line Items]
Sales and Trading Revenue	2,318	2,075	1,891
Trading Securities | Credit risk
Trading Activity, Gains and Losses, Net [Line Items]
Sales and Trading Revenue	4,706	4,871	5,796
Trading Securities | Credit risk | Trading Account Profits
Trading Activity, Gains and Losses, Net [Line Items]
Sales and Trading Revenue	1,410	2,083	2,514
Trading Securities | Credit risk | Net Interest Income
Trading Activity, Gains and Losses, Net [Line Items]
Sales and Trading Revenue	2,682	2,710	2,321
Trading Securities | Credit risk | Other
Trading Activity, Gains and Losses, Net [Line Items]
Sales and Trading Revenue	614	78	961
Trading Securities | Other risk
Trading Activity, Gains and Losses, Net [Line Items]
Sales and Trading Revenue	291	217	(476)
Trading Securities | Other risk | Trading Account Profits
Trading Activity, Gains and Losses, Net [Line Items]
Sales and Trading Revenue	504	367	4,899
Trading Securities | Other risk | Net Interest Income
Trading Activity, Gains and Losses, Net [Line Items]
Sales and Trading Revenue	(319)	(219)	(227)
Trading Securities | Other risk | Other
Trading Activity, Gains and Losses, Net [Line Items]
Sales and Trading Revenue	$ 106	$ 69	$ (5,148)